INTANGIBLE ASSETS, NET - Additional Information (Detail) ¥ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥) RentalContract	Mar. 31, 2022 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Amortization of Intangible Assets	¥ 3,001	¥ 21,967
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges
Impairment loss of intangible assets	¥ 10,474	¥ 100,156
Apartment rental contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Intangible Asset [Line Items]
Impairment loss of intangible assets	¥ 10,474	¥ 29,550
Business combination revenue growth rate for valuation of trademarks acquired	0.00%	0.00%
Business combination increase of unit rental fee	0.00%
Business combination discount rate for valuation of trademarks acquired	11.00%	11.00%
Apartment rental agreements		¥ 29,550
Great Alliance Coliving Limited and Affiliates [Member]
Schedule Of Intangible Asset [Line Items]
Number of businesses acquired | RentalContract	72,000